WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE 5000 INDEX FUND	March 31, 2022 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 97.2% (a)
Communication Services - 8.4%
Activision Blizzard, Inc.	4,502	$360,655
Alphabet, Inc. - Class A (b)	1,675	4,658,761
Alphabet, Inc. - Class C (b)	1,910	5,334,611
Altice USA, Inc. - Class A (b)	120	1,498
AMC Entertainment Holdings, Inc. - Class A (b)(c)	2,885	71,086
AMC Networks, Inc. - Class A (b)	345	14,017
Angi, Inc. (b)	150	850
AT&T, Inc.	43,424	1,026,109
Bumble, Inc. - Class A (b)	510	14,780
Cable One, Inc.	29	42,463
Cardlytics, Inc. (b)	230	12,645
Cars.com, Inc. (b)	445	6,421
Charter Communications, Inc. - Class A (b)	740	403,685
Cinemark Holdings, Inc. (b)	775	13,392
Clear Channel Outdoor Holdings, Inc. (b)	4,841	16,750
Cogent Communications Holdings, Inc.	141	9,355
Comcast Corp. - Class A	26,614	1,246,067
Consolidated Communications Holdings, Inc. (b)	501	2,956
Discovery, Inc. - Class A (b)(c)	1,243	30,976
Discovery, Inc. - Class C (b)	1,971	49,216
DISH Network Corp. - Class A (b)	1,469	46,494
EchoStar Corp. - Class A (b)	400	9,736
Electronic Arts, Inc.	1,663	210,386
Fox Corp. - Class A	1,883	74,284
Fox Corp. - Class B	878	31,854
Frontier Communications Parent, Inc. (b)	1,359	37,604
Gannett Co., Inc. (b)	364	1,642
Gray Television, Inc.	579	12,779
IAC/InterActiveCorp (b)	432	43,321
iHeartMedia, Inc. - Class A (b)	926	17,529
Iridium Communications, Inc. (b)	730	29,434
John Wiley & Sons, Inc. - Class A	200	10,606
Liberty Media Corp-Liberty SiriusXM - Class A (b)	638	29,163
Liberty Media Corp-Liberty SiriusXM - Class C (b)	950	43,443
Lions Gate Entertainment Corp. - Class A (b)	955	15,519
Lions Gate Entertainment Corp. - Class B (b)	1,033	15,526
Live Nation Entertainment, Inc. (b)	928	109,170
Loyalty Ventures, Inc. (b)	60	992
Lumen Technologies, Inc.	5,440	61,309
Madison Square Garden Entertainment Corp. (b)	192	15,996
Madison Square Garden Sports Corp. (b)	93	16,680
Magnite, Inc. (b)	700	9,247
Match Group, Inc. (b)	1,863	202,583
Meta Platforms, Inc. - Class A (b)	13,409	2,981,625
Netflix, Inc. (b)	2,637	987,794
News Corp. - Class A	2,291	50,746
News Corp. - Class B	576	12,972
Nexstar Media Group, Inc. - Class A	261	49,193
Omnicom Group, Inc.	1,266	107,458
Paramount Global - Class B	3,094	116,984
Pinterest, Inc. - Class A (b)	580	14,274
ROBLOX Corp. - Class A (b)	1,162	53,731
Roku, Inc. (b)	140	17,538
Scholastic Corp.	1,001	40,320
Shenandoah Telecommunications Co.	300	7,074
Sinclair Broadcast Group, Inc. - Class A	425	11,909
Sirius XM Holdings, Inc. (c)	4,685	31,015
Skillz, Inc. (b)(c)	2,545	7,635
Snap, Inc. - Class A (b)	7,387	265,858
Take-Two Interactive Software, Inc. (b)	714	109,770
TechTarget, Inc. (b)	60	4,877
TEGNA, Inc.	215	4,816
Telephone and Data Systems, Inc.	700	13,216
The EW Scripps Co. (b)	569	11,830
The Interpublic Group of Cos., Inc.	2,119	75,119
The Marcus Corp. (b)	100	1,770
The New York Times Co. - Class A	620	28,421
The Walt Disney Co. (b)	9,915	1,359,941
T-Mobile US, Inc. (b)	4,238	543,947
TripAdvisor, Inc. (b)	634	17,194
Twitter, Inc. (b)	4,760	184,164
Verizon Communications, Inc.	24,646	1,255,467
Vimeo, Inc. (b)	730	8,672
Warner Music Group Corp. - Class A	407	15,405
WideOpenWest, Inc. (b)	661	11,528
World Wrestling Entertainment, Inc. - Class A (c)	280	17,483
Yelp, Inc. (b)	566	19,306
Ziff Davis, Inc. (b)	325	31,453
ZipRecruiter, Inc. - Class A (b)	608	13,972
ZoomInfo Technologies, Inc. (b)	400	23,896
Zynga, Inc. - Class A (b)	5,350	49,434
		22,919,397
Consumer Discretionary - 11.8%
1-800-Flowers.com, Inc. - Class A (b)	300	3,828
2U, Inc. (b)	325	4,316
Abercrombie & Fitch Co. - Class A (b)	425	13,596
Academy Sports & Outdoors, Inc.	555	21,867
Acushnet Holdings Corp.	298	11,997
Adtalem Global Education, Inc. (b)	400	11,884
Advance Auto Parts, Inc.	371	76,782
Airbnb, Inc. - Class A (b)	380	65,269
Amazon.com, Inc. (b)	2,826	9,212,619
American Eagle Outfitters, Inc. (c)	665	11,172
American Outdoor Brands, Inc. (b)	118	1,549
Aramark	1,407	52,903
Asbury Automotive Group, Inc. (b)	128	20,506
Autoliv, Inc.	473	36,156
AutoNation, Inc. (b)	195	19,418
AutoZone, Inc. (b)	128	261,706
Bally's Corp. (b)	394	12,112
Bath & Body Works, Inc. (b)	1,484	70,935
Beazer Homes USA, Inc. (b)	200	3,044
Bed Bath & Beyond, Inc. (b)(c)	275	6,196
Best Buy Co., Inc.	1,339	121,715
Big Lots, Inc.	200	6,920
Bloomin' Brands, Inc.	322	7,065
Booking Holdings, Inc. (b)	256	601,203
Boot Barn Holdings, Inc. (b)	213	20,190
BorgWarner, Inc.	1,310	50,959
Boyd Gaming Corp.	482	31,706
Bright Horizons Family Solutions, Inc. (b)	300	39,807
Brinker International, Inc. (b)	175	6,678
Brunswick Corp.	436	35,268
Burlington Stores, Inc. (b)	365	66,492
Caesars Entertainment, Inc. (b)	1,189	91,981
Callaway Golf Co. (b)	650	15,223
Camping World Holdings, Inc. - Class A (c)	18	503
CarMax, Inc. (b)	1,010	97,445
Carnival Corp. (b)	5,125	103,628
Carter's, Inc.	172	15,822
Carvana Co. (b)	80	9,543
Cavco Industries, Inc. (b)	45	10,838
Century Communities, Inc.	206	11,035
Chegg, Inc. (b)	740	26,847
Chewy, Inc. - Class A (b)(c)	290	11,826
Chipotle Mexican Grill, Inc. (b)	172	272,109
Choice Hotels International, Inc.	289	40,969
Churchill Downs, Inc.	191	42,360
Columbia Sportswear Co.	207	18,740
Coursera, Inc. (b)	645	14,861
Cracker Barrel Old Country Store, Inc.	93	11,042
Crocs, Inc. (b)	250	19,100
Dana, Inc.	900	15,813
Darden Restaurants, Inc.	643	85,487
Dave & Buster's Entertainment, Inc. (b)	300	14,730
Deckers Outdoor Corp. (b)	145	39,697
Dick's Sporting Goods, Inc. (c)	466	46,609
Dillard's, Inc. - Class A (c)	144	38,648
Dine Brands Global, Inc.	159	12,394
Dollar General Corp.	1,300	289,419
Dollar Tree, Inc. (b)	1,402	224,530
Domino's Pizza, Inc.	200	81,402
DoorDash, Inc. - Class A (b)	220	25,782
Dorman Products, Inc. (b)	200	19,006
DR Horton, Inc.	1,991	148,349
DraftKings, Inc. - Class A (b)	5,576	108,565
Dutch Bros, Inc. - Class A (b)(c)	1,157	63,947
eBay, Inc.	3,713	212,606
Etsy, Inc. (b)	919	114,213
Everi Holdings, Inc. (b)	548	11,508
Expedia Group, Inc. (b)	813	159,080
Five Below, Inc. (b)	307	48,620
Floor & Decor Holdings, Inc. - Class A (b)	563	45,603
Foot Locker, Inc.	475	14,089
Ford Motor Co.	24,236	409,831
Fox Factory Holding Corp. (b)	225	22,039
Franchise Group, Inc.	292	12,098
Frontdoor, Inc. (b)	487	14,537
GameStop Corp. - Class A (b)(c)	438	72,962
General Motors Co. (b)	8,077	353,288
Gentex Corp.	1,599	46,643
Gentherm, Inc. (b)	219	15,996
Genuine Parts Co.	857	107,999
Golden Entertainment, Inc. (b)	100	5,807
Graham Holdings Co. - Class B	20	12,229
Grand Canyon Education, Inc. (b)	200	19,422
Green Brick Partners, Inc. (b)	45	889
Group 1 Automotive, Inc.	117	19,636
H&R Block, Inc.	787	20,493
Hanesbrands, Inc.	2,893	43,077
Harley-Davidson, Inc.	959	37,785
Hasbro, Inc.	745	61,030
Hayward Holdings, Inc. (b)	699	11,617
Helen of Troy Ltd. (b)	119	23,305
Hilton Grand Vacations, Inc. (b)	635	33,026
Hilton Worldwide Holdings, Inc. (b)	1,552	235,500
Houghton Mifflin Harcourt Co. (b)	1,379	28,973
Hyatt Hotels Corp. - Class A (b)	176	16,799
Installed Building Products, Inc.	189	15,969
iRobot Corp. (b)	167	10,588
Jack in the Box, Inc.	141	13,171
KB Home	375	12,143
Kohl's Corp.	1,132	68,441
Kontoor Brands, Inc.	339	14,018
Las Vegas Sands Corp. (b)	1,993	77,468
La-Z-Boy, Inc.	425	11,207
LCI Industries	154	15,987
Lear Corp.	350	49,907
Leggett & Platt, Inc.	706	24,569
Lennar Corp. - Class A	1,499	121,674
Lennar Corp. - Class B	169	11,551
Leslie's, Inc. (b)	1,469	28,440
Lithia Motors, Inc.	175	52,521
LKQ Corp.	1,775	80,603
LL Flooring Holdings, Inc. (b)	241	3,379
Lowe's Cos., Inc.	3,968	802,290
Lucid Group, Inc. (b)(c)	4,110	104,394
Macy's, Inc.	1,839	44,798
Malibu Boats, Inc. - Class A (b)	191	11,080
Marriott International, Inc. - Class A (b)	1,865	327,774
Marriott Vacations Worldwide Corp.	244	38,479
Mattel, Inc. (b)	1,536	34,115
McDonald's Corp.	4,162	1,029,179
MDC Holdings, Inc.	245	9,271
Meritage Homes Corp. (b)	200	15,846
MGM Resorts International	2,462	103,256
Mister Car Wash, Inc. (b)	1,484	21,948
Mohawk Industries, Inc. (b)	322	39,992
Monro, Inc.	278	12,327
Murphy USA, Inc.	126	25,195
National Vision Holdings, Inc. (b)	540	23,528
Newell Brands, Inc.	2,575	55,131
NIKE, Inc. - Class B	7,914	1,064,908
Nordstrom, Inc.	670	18,164
Norwegian Cruise Line Holdings Ltd. (b)(c)	2,450	53,606
NVR, Inc. (b)	20	89,345
Ollie's Bargain Outlet Holdings, Inc. (b)	340	14,606
O'Reilly Automotive, Inc. (b)	410	280,834
Overstock.com, Inc. (b)	240	10,561
Oxford Industries, Inc.	50	4,525
Papa John's International, Inc.	173	18,213
Patrick Industries, Inc.	204	12,301
Peloton Interactive, Inc. - Class A (b)	320	8,454
Penn National Gaming, Inc. (b)	1,007	42,717
Penske Automotive Group, Inc.	226	21,181
Perdoceo Education Corp. (b)	500	5,740
Petco Health & Wellness Co., Inc. (b)	671	13,131
Planet Fitness, Inc. - Class A (b)	440	37,171
Polaris, Inc.	340	35,809
Pool Corp.	235	99,370
PulteGroup, Inc.	1,425	59,708
PVH Corp.	413	31,640
QuantumScape Corp. (b)(c)	1,153	23,048
Qurate Retail, Inc. - Class A	2,919	13,894
Ralph Lauren Corp.	403	45,716
Red Rock Resorts, Inc. - Class A	263	12,771
Rent-A-Center, Inc.	194	4,887
RH (b)	82	26,739
Rivian Automotive, Inc. - Class A (b)(c)	993	49,888
Ross Stores, Inc.	1,972	178,387
Royal Caribbean Cruises Ltd. (b)	1,169	97,939
Sally Beauty Holdings, Inc. (b)	700	10,941
Scientific Games Corp. (b)	513	30,139
SeaWorld Entertainment, Inc. (b)	235	17,493
Service Corp. International	820	53,972
Shake Shack, Inc. - Class A (b)	60	4,074
Shoe Carnival, Inc.	120	3,499
Shutterstock, Inc.	122	11,356
Signet Jewelers Ltd.	626	45,510
Six Flags Entertainment Corp. (b)	590	25,665
Skechers USA, Inc. - Class A (b)	483	19,687
Skyline Champion Corp. (b)	425	23,324
Sleep Number Corp. (b)	90	4,564
Smith & Wesson Brands, Inc.	475	7,187
Sonos, Inc. (b)	849	23,959
Starbucks Corp.	6,984	635,334
Steven Madden Ltd.	450	17,388
Strategic Education, Inc.	87	5,775
Stride, Inc. (b)	300	10,899
Tapestry, Inc.	1,370	50,896
Target Corp.	2,883	611,830
Taylor Morrison Home Corp. (b)	466	12,685
Tempur Sealy International, Inc.	859	23,983
Terminix Global Holdings, Inc. (b)	525	23,956
Tesla, Inc. (b)	5,297	5,708,047
Texas Roadhouse, Inc.	332	27,798
The Aaron's Co., Inc.	200	4,016
The Cheesecake Factory, Inc. (b)	300	11,937
The Children's Place, Inc. (b)	122	6,015
The Gap, Inc.	840	11,827
The Goodyear Tire & Rubber Co. (b)	2,142	30,609
The Home Depot, Inc.	6,350	1,900,746
The ODP Corp. (b)	293	13,428
The TJX Cos., Inc.	7,400	448,292
The Wendy's Co.	1,105	24,277
Thor Industries, Inc.	294	23,138
Toll Brothers, Inc.	609	28,635
TopBuild Corp. (b)	181	32,832
Tractor Supply Co.	710	165,693
Travel + Leisure Co.	822	47,627
Tri Pointe Homes, Inc. (b)	824	16,546
Ulta Beauty, Inc. (b)	329	131,014
Under Armour, Inc. - Class A (b)	1,256	21,377
Under Armour, Inc. - Class C (b)	1,558	24,242
Urban Outfitters, Inc. (b)	486	12,203
Vail Resorts, Inc.	200	52,054
Veoneer, Inc. (b)(c)	648	23,944
VF Corp.	2,277	129,470
Victoria's Secret & Co. (b)	494	25,372
Vista Outdoor, Inc. (b)	400	14,276
Visteon Corp. (b)	101	11,022
Vroom, Inc. (b)(c)	760	2,022
Warby Parker, Inc. - Class A (b)	541	18,291
Wayfair, Inc. - Class A (b)	270	29,911
Whirlpool Corp.	339	58,572
Williams-Sonoma, Inc.	310	44,950
Wingstop, Inc.	140	16,429
Winnebago Industries, Inc.	175	9,455
Wolverine World Wide, Inc.	243	5,482
WW International, Inc. (b)	440	4,501
Wyndham Hotels & Resorts, Inc.	437	37,010
Wynn Resorts Ltd. (b)	561	44,734
YETI Holdings, Inc. (b)	559	33,529
Yum! Brands, Inc.	1,554	184,196
		31,959,935
Consumer Staples - 5.6%
Albertsons Cos., Inc. - Class A	1,491	49,576
Altria Group, Inc.	10,994	574,436
Archer-Daniels-Midland Co.	3,044	274,751
B&G Foods, Inc. (c)	250	6,745
BellRing Brands, Inc. (b)	422	9,740
Beyond Meat, Inc. (b)(c)	390	18,841
BJ's Wholesale Club Holdings, Inc. (b)	770	52,060
Brown-Forman Corp. - Class B	1,555	104,216
Bunge Ltd.	708	78,453
Cal-Maine Foods, Inc.	18	994
Campbell Soup Co.	1,430	63,735
Casey's General Stores, Inc.	177	35,076
Celsius Holdings, Inc. (b)	320	17,658
Central Garden & Pet Co. - Class A (b)	308	12,560
Church & Dwight Co., Inc.	1,532	152,250
Coca-Cola Consolidated, Inc.	16	7,950
Colgate-Palmolive Co.	4,964	376,420
Conagra Brands, Inc.	2,541	85,301
Constellation Brands, Inc. - Class A	1,025	236,078
Costco Wholesale Corp.	2,602	1,498,362
Coty, Inc. - Class A (b)	2,943	26,458
Darling Ingredients, Inc. (b)	975	78,371
Edgewell Personal Care Co.	416	15,255
elf Beauty, Inc. (b)	300	7,749
Energizer Holdings, Inc.	152	4,676
Flowers Foods, Inc.	1,248	32,086
Fresh Del Monte Produce, Inc.	100	2,591
Freshpet, Inc. (b)	270	27,713
General Mills, Inc.	3,663	248,058
Grocery Outlet Holding Corp. (b)	642	21,045
Herbalife Nutrition Ltd. (b)	678	20,584
Hormel Foods Corp.	1,875	96,638
Hostess Brands, Inc. (b)	627	13,756
Ingredion, Inc.	419	36,516
Inter Parfums, Inc.	135	11,887
J & J Snack Foods Corp.	84	13,028
Kellogg Co.	1,643	105,957
Keurig Dr Pepper, Inc.	5,628	213,301
Kimberly-Clark Corp.	2,048	252,232
Lamb Weston Holdings, Inc.	879	52,661
Lancaster Colony Corp.	112	16,705
McCormick & Co., Inc.	1,152	114,970
Medifast, Inc.	30	5,123
Molson Coors Beverage Co. - Class B	938	50,070
Mondelez International, Inc. - Class A	8,304	521,325
Monster Beverage Corp. (b)	2,236	178,656
National Beverage Corp.	302	13,137
Nu Skin Enterprises, Inc. - Class A	325	15,561
Olaplex Holdings, Inc. (b)	673	10,519
PepsiCo, Inc.	8,408	1,407,331
Performance Food Group Co. (b)	932	47,448
Philip Morris International, Inc.	9,629	904,548
Post Holdings, Inc. (b)	333	23,064
PriceSmart, Inc.	115	9,070
Reynolds Consumer Products, Inc.	143	4,196
Sanderson Farms, Inc.	143	26,811
Spectrum Brands Holdings, Inc.	277	24,575
Sprouts Farmers Market, Inc. (b)	544	17,397
Sysco Corp.	3,114	254,258
The Andersons, Inc.	75	3,769
The Boston Beer Co., Inc. - Class A (b)	50	19,423
The Clorox Co.	763	106,080
The Coca-Cola Co.	25,164	1,560,168
The Estee Lauder Cos., Inc. - Class A	1,224	333,320
The Hain Celestial Group, Inc. (b)	600	20,640
The Hershey Co.	819	177,420
The J M Smucker Co.	691	93,568
The Kraft Heinz Co.	4,545	179,028
The Kroger Co.	4,030	231,201
The Procter & Gamble Co.	14,406	2,201,237
The Simply Good Foods Co. (b)	411	15,597
Tootsie Roll Industries, Inc.	28	972
TreeHouse Foods, Inc. (b)	385	12,420
Tyson Foods, Inc. - Class A	1,515	135,789
United Natural Foods, Inc. (b)	297	12,281
Universal Corp.	241	13,995
US Foods Holding Corp. (b)	1,093	41,130
Vector Group Ltd.	938	11,294
Veru, Inc. (b)	55	266
Walgreens Boots Alliance, Inc.	4,712	210,956
Walmart, Inc.	9,056	1,348,620
WD-40 Co.	45	8,245
Weis Markets, Inc.	211	15,070
		15,333,017
Energy - 3.9%
Antero Midstream Corp.	1,934	21,023
Antero Resources Corp. (b)	1,765	53,885
APA Corp.	2,047	84,603
Arch Resources, Inc.	112	15,387
Baker Hughes Co.	3,903	142,108
Bristow Group, Inc. (b)	100	3,708
Cactus, Inc. - Class A	265	15,036
California Resources Corp.	446	19,950
Callon Petroleum Co. (b)	400	23,632
Centennial Resource Development, Inc. - Class A (b)	1,104	8,909
ChampionX Corp. (b)	1,331	32,583
Cheniere Energy, Inc.	1,642	227,663
Chesapeake Energy Corp.	647	56,289
Chevron Corp.	11,599	1,888,665
Civitas Resources, Inc.	479	28,601
Clean Energy Fuels Corp. (b)	1,650	13,101
CNX Resources Corp. (b)	848	17,571
ConocoPhillips	8,021	802,100
CONSOL Energy, Inc. (b)	206	7,752
Continental Resources, Inc.	687	42,134
Coterra Energy, Inc.	4,671	125,977
Delek US Holdings, Inc. (b)	301	6,387
Denbury, Inc. (b)	290	22,785
Devon Energy Corp.	4,499	266,026
Diamondback Energy, Inc.	986	135,161
Dril-Quip, Inc. (b)	145	5,416
DT Midstream, Inc.	511	27,727
EOG Resources, Inc.	2,947	351,371
EQT Corp.	2,058	70,816
Equitrans Midstream Corp.	1,178	9,942
Exxon Mobil Corp.	24,931	2,059,051
Green Plains, Inc. (b)	300	9,303
Gulfport Energy Corp. (b)	205	18,413
Halliburton Co.	5,329	201,809
Helmerich & Payne, Inc.	550	23,529
Hess Corp.	1,613	172,656
HF Sinclair Corp.	1,003	39,970
Kinder Morgan, Inc.	13,148	248,629
Magnolia Oil & Gas Corp. - Class A	649	15,349
Marathon Oil Corp.	4,762	119,574
Marathon Petroleum Corp.	3,753	320,881
Matador Resources Co.	700	37,086
Murphy Oil Corp.	622	25,123
New Fortress Energy, Inc.	840	35,792
NexTier Oilfield Solutions, Inc. (b)	1,769	16,346
Northern Oil and Gas, Inc.	545	15,364
NOV, Inc.	2,318	45,456
Oasis Petroleum, Inc.	417	61,007
Occidental Petroleum Corp.	5,669	321,659
Oceaneering International, Inc. (b)	950	14,402
ONEOK, Inc.	2,684	189,571
Ovintiv, Inc.	1,649	89,161
Patterson-UTI Energy, Inc.	1,198	18,545
PBF Energy, Inc. - Class A (b)	709	17,278
PDC Energy, Inc.	560	40,701
Peabody Energy Corp. (b)	800	19,624
Phillips 66	2,665	230,229
Pioneer Natural Resources Co.	1,485	371,295
Range Resources Corp. (b)	1,350	41,013
Renewable Energy Group, Inc. (b)	454	27,535
Schlumberger NV	8,530	352,374
SFL Corp. Ltd.	575	5,853
SM Energy Co.	533	20,760
Southwestern Energy Co. (b)	5,040	36,137
Targa Resources Corp.	1,436	108,375
Texas Pacific Land Corp.	50	67,605
The Williams Cos., Inc.	7,420	247,902
Valero Energy Corp.	2,530	256,896
Whiting Petroleum Corp.	127	10,352
World Fuel Services Corp.	460	12,438
		10,491,351
Financials - 11.3%
Affiliated Managers Group, Inc.	138	19,451
Aflac, Inc.	3,914	252,022
AGNC Investment Corp.	3,245	42,509
Alleghany Corp. (b)	76	64,372
Ally Financial, Inc.	2,215	96,308
American Equity Investment Life Holding Co.	301	12,013
American Express Co.	4,016	750,992
American Financial Group, Inc.	410	59,704
American International Group, Inc.	4,837	303,618
American National Group, Inc.	112	21,178
Ameriprise Financial, Inc.	674	202,443
Ameris Bancorp	300	13,164
Annaly Capital Management, Inc.	9,534	67,119
Apollo Commercial Real Estate Finance, Inc.	560	7,801
Apollo Investment Corp.	1,937	25,607
Arbor Realty Trust, Inc.	697	11,891
Arch Capital Group Ltd. (b)	1,747	84,590
Ares Capital Corp. (c)	6,981	146,252
Argo Group International Holdings Ltd.	71	2,931
ARMOUR Residential REIT, Inc. (c)	80	672
Arthur J Gallagher & Co.	1,229	214,583
Artisan Partners Asset Management, Inc. - Class A	300	11,805
Associated Banc-Corp	900	20,484
Assurant, Inc.	337	61,277
Assured Guaranty Ltd.	517	32,912
Atlantic Union Bankshares Corp.	590	21,647
Axis Capital Holdings Ltd.	475	28,723
Axos Financial, Inc. (b)	372	17,257
Banc of California, Inc.	659	12,758
BancFirst Corp.	166	13,813
Bank of America Corp.	46,100	1,900,242
Bank of Hawaii Corp.	155	13,008
Bank OZK	765	32,665
BankUnited, Inc.	501	22,024
Banner Corp.	95	5,560
Barings BDC, Inc.	350	3,619
Berkshire Hathaway, Inc. - Class A (b)	2	1,057,842
Berkshire Hathaway, Inc. - Class B (b)	8,344	2,944,681
Berkshire Hills Bancorp, Inc.	300	8,691
BGC Partners, Inc. - Class A	2,885	12,694
BlackRock, Inc.	880	672,470
Blackstone Mortgage Trust, Inc. - Class A	1,150	36,558
BOK Financial Corp.	170	15,971
Bright Health Group, Inc. (b)	2,671	5,155
Brighthouse Financial, Inc. (b)	378	19,527
Broadmark Realty Capital, Inc.	2,638	22,819
Brookline Bancorp, Inc.	500	7,910
Brown & Brown, Inc.	1,390	100,455
Cadence Bank	1,077	31,513
Camden National Corp.	150	7,056
Capital One Financial Corp.	2,656	348,706
Capitol Federal Financial, Inc.	1,000	10,880
Cathay General Bancorp	463	20,719
Cboe Global Markets, Inc.	628	71,856
Chimera Investment Corp.	1,455	17,518
Cincinnati Financial Corp.	885	120,325
Citigroup, Inc.	11,877	634,232
Citizens Financial Group, Inc.	2,555	115,818
City Holding Co.	203	15,976
CME Group, Inc.	1,724	410,071
CNA Financial Corp.	267	12,982
CNO Financial Group, Inc.	2,212	55,499
Cohen & Steers, Inc.	370	31,779
Coinbase Global, Inc. - Class A (b)(c)	1,217	231,060
Columbia Banking System, Inc.	276	8,907
Comerica, Inc.	959	86,722
Commerce Bancshares, Inc.	678	48,538
Community Bank System, Inc.	378	26,517
Community Trust Bancorp, Inc.	110	4,532
ConnectOne Bancorp, Inc.	388	12,420
Credit Acceptance Corp. (b)	135	74,300
CrossFirst Bankshares, Inc. (b)	23	362
Cullen/Frost Bankers, Inc.	304	42,077
Customers Bancorp, Inc. (b)	203	10,584
CVB Financial Corp.	600	13,926
Dime Community Bancshares, Inc.	300	10,371
Discover Financial Services	2,009	221,372
Donnelley Financial Solutions, Inc. (b)	159	5,288
Eagle Bancorp, Inc.	85	4,846
East West Bancorp, Inc.	779	61,557
Eastern Bankshares, Inc.	969	20,872
eHealth, Inc. (b)	175	2,172
Employers Holdings, Inc.	75	3,076
Encore Capital Group, Inc. (b)	184	11,542
Enova International, Inc. (b)	295	11,201
Enstar Group Ltd. (b)	73	19,064
Enterprise Financial Services Corp.	310	14,666
Equitable Holdings, Inc.	2,125	65,684
Erie Indemnity Co. - Class A	115	20,255
Evercore, Inc. - Class A	240	26,717
Everest Re Group Ltd.	241	72,633
FactSet Research Systems, Inc.	250	108,537
FB Financial Corp.	289	12,837
Federated Hermes, Inc.	481	16,383
Fidelity National Financial, Inc.	3,128	152,772
Fifth Third Bancorp	3,808	163,896
First American Financial Corp.	527	34,160
First BanCorp	1,366	17,922
First Bancorp/Southern Pines	288	12,030
First Busey Corp.	325	8,235
First Citizens BancShares, Inc. - Class A	94	62,566
First Commonwealth Financial Corp.	800	12,128
First Financial Bancorp	510	11,755
First Financial Bankshares, Inc.	872	38,473
First Financial Corp.	100	4,328
First Hawaiian, Inc.	742	20,694
First Horizon Corp.	3,336	78,363
First Interstate BancSystem, Inc. - Class A	300	11,031
First Merchants Corp.	425	17,680
First Republic Bank	1,033	167,449
FirstCash Holdings, Inc.	221	15,545
FNB Corp.	1,519	18,912
Franklin Resources, Inc.	1,895	52,908
FS KKR Capital Corp.	1,771	40,414
Fulton Financial Corp.	1,250	20,775
Genworth Financial, Inc. - Class A (b)	3,047	11,518
Glacier Bancorp, Inc.	550	27,654
Globe Life, Inc.	566	56,940
Goldman Sachs BDC, Inc.	1,178	23,101
Golub Capital BDC, Inc.	1,088	16,548
Great Ajax Corp.	81	950
Green Dot Corp. - Class A (b)	250	6,870
Hagerty, Inc. - Class A (b)	883	9,528
Hamilton Lane, Inc. - Class A	163	12,598
Hancock Whitney Corp.	500	26,075
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	911	43,209
Heartland Financial USA, Inc.	300	14,349
Hercules Capital, Inc. (c)	775	14,004
Heritage Commerce Corp.	50	562
Hilltop Holdings, Inc.	149	4,381
Home BancShares, Inc.	950	21,470
Hope Bancorp, Inc.	336	5,403
Horace Mann Educators Corp.	375	15,686
Houlihan Lokey, Inc.	72	6,322
Huntington Bancshares, Inc.	8,469	123,817
Independent Bank Corp.	300	24,507
Independent Bank Group, Inc.	260	18,502
Interactive Brokers Group, Inc. - Class A	500	32,955
Intercontinental Exchange, Inc.	3,421	451,983
International Bancshares Corp.	400	16,884
Invesco Ltd.	2,285	52,692
Investors Bancorp, Inc.	1,325	19,782
Jackson Financial, Inc. - Class A	646	28,573
Jefferies Financial Group, Inc.	2,969	97,532
JPMorgan Chase & Co.	17,593	2,398,278
Kemper Corp.	300	16,962
KeyCorp	5,045	112,907
Kinsale Capital Group, Inc.	100	22,802
Lakeland Financial Corp.	251	18,323
Lemonade, Inc. (b)(c)	347	9,150
LendingTree, Inc. (b)	30	3,590
Lincoln National Corp.	1,109	72,484
Live Oak Bancshares, Inc.	223	11,348
Loews Corp.	1,050	68,061
LPL Financial Holdings, Inc.	479	87,504
M&T Bank Corp.	798	135,261
Main Street Capital Corp.	475	20,254
Markel Corp. (b)	84	123,920
MarketAxess Holdings, Inc.	191	64,978
MarketWise, Inc. (b)	2,813	13,277
Marsh & McLennan Cos., Inc.	3,075	524,041
Mercury General Corp.	56	3,080
Meta Financial Group, Inc.	223	12,247
MetLife, Inc.	4,577	321,672
Metropolitan Bank Holding Corp. (b)	124	12,619
MFA Financial, Inc.	2,700	10,881
MGIC Investment Corp.	2,321	31,450
Moelis & Co. - Class A	253	11,878
Moody's Corp.	1,038	350,232
Morgan Stanley	9,074	793,068
Morningstar, Inc.	167	45,619
MSCI, Inc.	644	323,855
Nasdaq, Inc.	881	156,994
Navient Corp.	992	16,904
NBT Bancorp, Inc.	200	7,226
Nelnet, Inc. - Class A	185	15,723
New Mountain Finance Corp.	650	9,003
New Residential Investment Corp.	2,630	28,877
New York Community Bancorp, Inc.	3,062	32,825
New York Mortgage Trust, Inc.	6,458	23,572
NMI Holdings, Inc. - Class A (b)	620	12,784
Northern Trust Corp.	1,317	153,365
Northwest Bancshares, Inc.	875	11,821
Oaktree Specialty Lending Corp.	1,736	12,794
OceanFirst Financial Corp.	100	2,010
OFG Bancorp	462	12,308
Old National Bancorp	2,563	41,982
Old Republic International Corp.	1,661	42,970
OneMain Holdings, Inc.	760	36,032
Open Lending Corp. - Class A (b)	622	11,762
Orchid Island Capital, Inc. (c)	3,770	12,252
Owl Rock Capital Corp.	1,926	28,466
Pacific Premier Bancorp, Inc.	629	22,235
PacWest Bancorp	817	35,237
Palomar Holdings, Inc. (b)	210	13,438
Park National Corp.	87	11,430
PennantPark Floating Rate Capital Ltd.	1,205	16,280
PennyMac Financial Services, Inc.	311	16,545
PennyMac Mortgage Investment Trust	450	7,600
People's United Financial, Inc.	2,517	50,315
Pinnacle Financial Partners, Inc.	420	38,674
Piper Sandler Cos.	217	28,481
Popular, Inc.	541	44,221
PRA Group, Inc. (b)	300	13,524
Premier Financial Corp.	117	3,549
Primerica, Inc.	223	30,511
Principal Financial Group, Inc.	1,375	100,939
ProAssurance Corp.	230	6,182
PROG Holdings, Inc. (b)	400	11,508
Prospect Capital Corp. (c)	1,098	9,091
Prosperity Bancshares, Inc.	1,255	87,072
Provident Financial Services, Inc.	600	14,040
Prudential Financial, Inc.	2,250	265,883
Radian Group, Inc.	1,165	25,875
Raymond James Financial, Inc.	1,188	130,573
Ready Capital Corp.	139	2,093
Redwood Trust, Inc.	1,947	20,502
Regions Financial Corp.	6,693	148,986
Reinsurance Group of America, Inc.	373	40,829
RenaissanceRe Holdings Ltd.	224	35,506
Renasant Corp.	400	13,380
RLI Corp.	195	21,573
Robinhood Markets, Inc. - Class A (b)(c)	588	7,944
Rocket Cos., Inc. - Class A	1,189	13,222
Ryan Specialty Group Holdings, Inc. - Class A (b)	502	19,473
S&P Global, Inc.	1,419	582,045
S&T Bancorp, Inc.	350	10,353
Sandy Spring Bancorp, Inc.	300	13,476
Seacoast Banking Corp. of Florida	150	5,253
SEI Investments Co.	605	36,427
Selective Insurance Group, Inc.	300	26,808
Selectquote, Inc. (b)	890	2,483
ServisFirst Bancshares, Inc.	248	23,632
Signature Bank	304	89,221
Silvergate Capital Corp. - Class A (b)	49	7,378
Simmons First National Corp. - Class A	438	11,484
Sixth Street Specialty Lending, Inc.	1,110	25,852
SLM Corp.	1,932	35,472
SLR Investment Corp.	500	9,065
Southside Bancshares, Inc.	306	12,494
SouthState Corp.	435	35,492
Starwood Property Trust, Inc.	1,825	44,110
State Street Corp.	2,241	195,236
Stewart Information Services Corp.	107	6,485
Stifel Financial Corp.	510	34,629
Stock Yards Bancorp, Inc.	613	32,428
StoneX Group, Inc. (b)	150	11,135
SVB Financial Group (b)	357	199,724
Synchrony Financial	2,978	103,664
Synovus Financial Corp.	847	41,503
T Rowe Price Group, Inc.	1,360	205,618
TCG BDC, Inc.	1,197	17,225
Texas Capital Bancshares, Inc. (b)	384	22,007
TFS Financial Corp.	525	8,715
The Allstate Corp.	1,744	241,561
The Bancorp, Inc. (b)	485	13,740
The Bank of New York Mellon Corp.	4,811	238,770
The Charles Schwab Corp.	9,106	767,727
The Goldman Sachs Group, Inc.	2,036	672,084
The Hanover Insurance Group, Inc.	472	70,573
The Hartford Financial Services Group, Inc.	1,804	129,545
The PNC Financial Services Group, Inc.	2,543	469,056
The Progressive Corp.	3,519	401,131
The Travelers Cos., Inc.	1,386	253,264
Tompkins Financial Corp.	105	8,218
Towne Bank	553	16,557
Tradeweb Markets, Inc. - Class A	1,177	103,423
TriCo Bancshares	109	4,363
Triumph Bancorp, Inc. (b)	293	27,548
Truist Financial Corp.	8,079	458,079
Trupanion, Inc. (b)	270	24,062
Trustmark Corp.	425	12,916
Two Harbors Investment Corp.	11,880	65,696
UMB Financial Corp.	243	23,610
Umpqua Holdings Corp.	900	16,974
United Bankshares, Inc.	553	19,289
United Community Banks, Inc.	474	16,495
Unum Group	966	30,439
Upstart Holdings, Inc. (b)	474	51,709
US Bancorp	8,592	456,665
Valley National Bancorp	2,390	31,118
Veritex Holdings, Inc.	320	12,214
Virtus Investment Partners, Inc.	48	11,520
Voya Financial, Inc.	1,345	89,241
W R Berkley Corp.	1,151	76,612
Walker & Dunlop, Inc.	280	36,238
Washington Federal, Inc.	433	14,211
Washington Trust Bancorp, Inc.	100	5,250
Webster Financial Corp.	1,913	107,358
Wells Fargo & Co.	23,991	1,162,604
WesBanco, Inc.	350	12,026
Westamerica BanCorp	83	5,022
Western Alliance Bancorp	573	47,456
Western New England Bancorp, Inc.	200	1,788
White Mountains Insurance Group Ltd.	20	22,725
Wintrust Financial Corp.	253	23,511
World Acceptance Corp. (b)	121	23,213
WSFS Financial Corp.	520	24,242
Zions Bancorp NA	940	61,626
		30,629,171
Health Care - 12.9%
10X Genomics, Inc. - Class A (b)	138	10,498
1Life Healthcare, Inc. (b)	520	5,762
2seventy bio, Inc. (b)	149	2,542
Abbott Laboratories	10,753	1,272,725
AbbVie, Inc.	10,637	1,724,364
ABIOMED, Inc. (b)	250	82,810
Acadia Healthcare Co., Inc. (b)	395	25,884
ACADIA Pharmaceuticals, Inc. (b)	735	17,802
Accolade, Inc. (b)	570	10,009
Adaptive Biotechnologies Corp. (b)	350	4,858
Addus HomeCare Corp. (b)	70	6,530
Aerie Pharmaceuticals, Inc. (b)	350	3,185
Agilent Technologies, Inc.	1,714	226,814
agilon health, Inc. (b)(c)	1,000	25,350
Agios Pharmaceuticals, Inc. (b)	300	8,733
Alector, Inc. (b)	560	7,980
Align Technology, Inc. (b)	475	207,100
Alkermes PLC (b)	1,000	26,310
Allakos, Inc. (b)	160	912
Allogene Therapeutics, Inc. (b)	500	4,555
Allscripts Healthcare Solutions, Inc. (b)	2,189	49,296
Alnylam Pharmaceuticals, Inc. (b)	553	90,299
ALX Oncology Holdings, Inc. (b)	109	1,842
Amedisys, Inc. (b)	201	34,630
AmerisourceBergen Corp.	992	153,472
Amgen, Inc.	3,520	851,206
Amicus Therapeutics, Inc. (b)	1,225	11,601
AMN Healthcare Services, Inc. (b)	250	26,082
Amneal Pharmaceuticals, Inc. (b)	650	2,710
Anika Therapeutics, Inc. (b)	100	2,511
Anthem, Inc.	1,478	726,023
Apellis Pharmaceuticals, Inc. (b)	430	21,848
Apollo Medical Holdings, Inc. (b)	202	9,791
Arcus Biosciences, Inc. (b)	656	20,703
Arrowhead Pharmaceuticals, Inc. (b)	854	39,275
Arvinas, Inc. (b)	189	12,720
Atara Biotherapeutics, Inc. (b)	400	3,716
AtriCure, Inc. (b)	208	13,659
Avanos Medical, Inc. (b)	297	9,949
Avantor, Inc. (b)	3,796	128,381
Avid Bioservices, Inc. (b)	1,143	23,283
Axonics, Inc. (b)	360	22,536
Axsome Therapeutics, Inc. (b)	220	9,106
Baxter International, Inc.	2,885	223,703
Beam Therapeutics, Inc. (b)	280	16,044
Becton Dickinson and Co.	1,727	459,382
Berkeley Lights, Inc. (b)	490	3,484
BioCryst Pharmaceuticals, Inc. (b)	1,160	18,862
Biogen, Inc. (b)	781	164,479
BioMarin Pharmaceutical, Inc. (b)	882	68,002
Bio-Rad Laboratories, Inc. - Class A (b)	121	68,151
Bio-Techne Corp.	232	100,465
Bluebird Bio, Inc. (b)	448	2,173
Blueprint Medicines Corp. (b)	320	20,442
Boston Scientific Corp. (b)	9,100	403,039
Bridgebio Pharma, Inc. (b)	590	5,988
Bristol-Myers Squibb Co.	13,498	985,759
Brookdale Senior Living, Inc. (b)	2,336	16,469
Bruker Corp.	495	31,828
C4 Therapeutics, Inc. (b)	1,096	26,589
Cardinal Health, Inc.	1,739	98,601
CareDx, Inc. (b)	240	8,878
Cassava Sciences, Inc. (b)(c)	487	18,087
Catalent, Inc. (b)	900	99,810
Celldex Therapeutics, Inc. (b)	450	15,327
Centene Corp. (b)	3,522	296,517
Cerner Corp.	1,670	156,245
Certara, Inc. (b)	880	18,902
Cerus Corp. (b)	377	2,070
Change Healthcare, Inc. (b)	1,570	34,226
Charles River Laboratories International, Inc. (b)	277	78,660
Chemed Corp.	96	48,629
ChemoCentryx, Inc. (b)	430	10,780
Cigna Corp.	2,016	483,054
Codexis, Inc. (b)	115	2,371
Community Health Systems, Inc. (b)	927	11,003
Computer Programs and Systems, Inc. (b)	100	3,445
CONMED Corp.	110	16,340
Corcept Therapeutics, Inc. (b)	430	9,684
CorVel Corp. (b)	79	13,307
Covetrus, Inc. (b)	356	5,977
CryoPort, Inc. (b)	420	14,662
CVS Health Corp.	7,605	769,702
Cytek Biosciences, Inc. (b)	1,671	18,013
Cytokinetics, Inc. (b)(c)	712	26,209
Danaher Corp.	4,277	1,254,572
DaVita, Inc. (b)	433	48,977
Deciphera Pharmaceuticals, Inc. (b)	330	3,059
Denali Therapeutics, Inc. (b)	470	15,120
DENTSPLY SIRONA, Inc.	1,122	55,225
Dexcom, Inc. (b)	552	282,403
Doximity, Inc. - Class A (b)	157	8,178
Dynavax Technologies Corp. (b)(c)	1,003	10,873
Editas Medicine, Inc. (b)	320	6,086
Edwards Lifesciences Corp. (b)	3,797	446,983
Elanco Animal Health, Inc. (b)	2,190	57,137
Eli Lilly & Co.	5,082	1,455,332
Emergent BioSolutions, Inc. (b)	293	12,031
Encompass Health Corp.	650	46,221
Envista Holdings Corp. (b)	798	38,871
Evolent Health, Inc. - Class A (b)	740	23,902
Exact Sciences Corp. (b)	865	60,481
Exelixis, Inc. (b)	1,985	45,000
Fate Therapeutics, Inc. (b)	590	22,874
FibroGen, Inc. (b)	750	9,015
Fulgent Genetics, Inc. (b)	199	12,420
Gilead Sciences, Inc.	7,508	446,351
Glaukos Corp. (b)	280	16,190
Global Blood Therapeutics, Inc. (b)	370	12,817
Globus Medical, Inc. - Class A (b)	340	25,085
GoodRx Holdings, Inc. - Class A (b)	453	8,756
Guardant Health, Inc. (b)	570	37,757
Haemonetics Corp. (b)	250	15,805
Halozyme Therapeutics, Inc. (b)	830	33,100
HCA Healthcare, Inc.	1,414	354,377
Health Catalyst, Inc. (b)	60	1,568
HealthEquity, Inc. (b)	430	28,999
Henry Schein, Inc. (b)	890	77,599
Heska Corp. (b)	100	13,828
Hologic, Inc. (b)	1,339	102,862
Homology Medicines, Inc. (b)	340	1,034
Horizon Therapeutics PLC (b)	1,310	137,825
Humana, Inc.	708	308,100
ICU Medical, Inc. (b)	100	22,264
IDEXX Laboratories, Inc. (b)	533	291,583
Illumina, Inc. (b)	871	304,327
ImmunoGen, Inc. (b)	5,491	26,137
Inari Medical, Inc. (b)	210	19,034
Incyte Corp. (b)	1,133	89,983
Innoviva, Inc. (b)	646	12,500
Insmed, Inc. (b)	760	17,860
Inspire Medical Systems, Inc. (b)	164	42,097
Insulet Corp. (b)	285	75,921
Integer Holdings Corp. (b)	148	11,924
Integra LifeSciences Holdings Corp. (b)	378	24,290
Intellia Therapeutics, Inc. (b)	652	47,381
Intercept Pharmaceuticals, Inc. (b)	137	2,229
Intra-Cellular Therapies, Inc. (b)	453	27,719
Intuitive Surgical, Inc. (b)	2,125	641,070
Invitae Corp. (b)	1,350	10,759
Ionis Pharmaceuticals, Inc. (b)	700	25,928
IQVIA Holdings, Inc. (b)	1,162	268,666
iRhythm Technologies, Inc. (b)	130	20,471
Ironwood Pharmaceuticals, Inc. - Class A (b)	1,000	12,580
IVERIC bio, Inc. (b)	2,035	34,249
Johnson & Johnson	15,503	2,747,597
Karuna Therapeutics, Inc. (b)	184	23,329
Kodiak Sciences, Inc. (b)	300	2,316
Krystal Biotech, Inc. (b)	190	12,643
Kymera Therapeutics, Inc. (b)	837	35,422
Laboratory Corp of America Holdings (b)	586	154,505
Lantheus Holdings, Inc. (b)	438	24,226
LHC Group, Inc. (b)	170	28,662
LifeStance Health Group, Inc. (b)(c)	1,366	13,810
Ligand Pharmaceuticals, Inc. (b)	164	18,448
Lyell Immunopharma, Inc. (b)(c)	2,139	10,802
Madrigal Pharmaceuticals, Inc. (b)	60	5,887
Maravai LifeSciences Holdings, Inc. - Class A (b)	659	23,243
Masimo Corp. (b)	300	43,662
McKesson Corp.	936	286,538
MEDNAX, Inc. (b)	600	14,088
Medpace Holdings, Inc. (b)	189	30,919
Merck & Co., Inc.	15,360	1,260,288
Meridian Bioscience, Inc. (b)	375	9,735
Merit Medical Systems, Inc. (b)	398	26,475
Mesa Laboratories, Inc.	50	12,744
Mettler-Toledo International, Inc. (b)	130	178,515
Moderna, Inc. (b)	2,365	407,395
ModivCare, Inc. (b)	60	6,923
Molina Healthcare, Inc. (b)	300	100,077
Multiplan Corp. (b)	2,811	13,155
Myriad Genetics, Inc. (b)	450	11,340
NanoString Technologies, Inc. (b)	300	10,425
Natera, Inc. (b)	550	22,374
Natus Medical, Inc. (b)	75	1,971
Nektar Therapeutics (b)	650	3,503
Neogen Corp. (b)	651	20,077
NeoGenomics, Inc. (b)	690	8,383
Neurocrine Biosciences, Inc. (b)	612	57,375
Nevro Corp. (b)	162	11,717
NextGen Healthcare, Inc. (b)	305	6,378
Novavax, Inc. (b)	415	30,565
NuVasive, Inc. (b)	290	16,443
Oak Street Health, Inc. (b)(c)	855	22,982
Ocugen, Inc. (b)(c)	680	2,244
Omnicell, Inc. (b)	195	25,251
Option Care Health, Inc. (b)	766	21,877
Organon & Co.	1,475	51,522
Ortho Clinical Diagnostics Holdings PLC (b)	801	14,947
Outset Medical, Inc. (b)	822	37,319
Owens & Minor, Inc.	312	13,734
Pacific Biosciences of California, Inc. (b)(c)	1,120	10,192
Pacira BioSciences, Inc. (b)	731	55,790
Patterson Cos., Inc.	575	18,613
PDS Biotechnology Corp. (b)	151	935
Penumbra, Inc. (b)	196	43,537
PerkinElmer, Inc.	935	163,120
Pfizer, Inc.	34,132	1,767,014
Phreesia, Inc. (b)	360	9,490
Premier, Inc. - Class A	785	27,938
Prestige Consumer Healthcare, Inc. (b)	350	18,529
Progyny, Inc. (b)	520	26,728
PTC Therapeutics, Inc. (b)	470	17,536
Quest Diagnostics, Inc.	781	106,888
Quidel Corp. (b)	180	20,243
R1 RCM, Inc. (b)	1,142	30,560
RadNet, Inc. (b)	511	11,431
Reata Pharmaceuticals, Inc. - Class A (b)	130	4,259
Regeneron Pharmaceuticals, Inc. (b)	410	286,352
Relay Therapeutics, Inc. (b)	620	18,557
Repligen Corp. (b)	300	56,427
ResMed, Inc.	920	223,109
Revance Therapeutics, Inc. (b)	710	13,845
REVOLUTION Medicines, Inc. (b)	530	13,520
Rocket Pharmaceuticals, Inc. (b)	400	6,344
Royalty Pharma PLC - Class A	460	17,922
Sage Therapeutics, Inc. (b)	300	9,930
Sana Biotechnology, Inc. (b)	136	1,123
Sangamo Therapeutics, Inc. (b)	730	4,241
Sarepta Therapeutics, Inc. (b)	731	57,106
Seagen, Inc. (b)	1,367	196,916
Select Medical Holdings Corp.	641	15,378
Sharecare, Inc. (b)	2,726	6,733
Shockwave Medical, Inc. (b)	150	31,104
Silk Road Medical, Inc. (b)	280	11,561
SomaLogic, Inc. (b)	1,349	10,819
Sotera Health Co. (b)	870	18,844
Spero Therapeutics, Inc. (b)	322	2,801
SpringWorks Therapeutics, Inc. (b)	280	15,803
STAAR Surgical Co. (b)	280	22,375
Stryker Corp.	2,136	571,060
Supernus Pharmaceuticals, Inc. (b)	478	15,449
Surgery Partners, Inc. (b)	254	13,983
Syneos Health, Inc. (b)	300	24,285
Tandem Diabetes Care, Inc. (b)	348	40,469
Teladoc Health, Inc. (b)(c)	839	60,517
Teleflex, Inc.	222	78,772
Tenet Healthcare Corp. (b)	631	54,241
The Cooper Cos., Inc.	278	116,090
The Ensign Group, Inc.	300	27,003
The Pennant Group, Inc. (b)	150	2,795
Thermo Fisher Scientific, Inc.	2,425	1,432,326
Tilray Brands, Inc. (b)(c)	2,667	20,723
Tivity Health, Inc. (b)	64	2,059
Travere Therapeutics, Inc. (b)	516	13,297
Turning Point Therapeutics, Inc. (b)	310	8,324
Twist Bioscience Corp. (b)	260	12,839
Ultragenyx Pharmaceutical, Inc. (b)	421	30,573
United Therapeutics Corp. (b)	288	51,670
UnitedHealth Group, Inc.	5,728	2,921,108
Universal Health Services, Inc. - Class B	482	69,866
Varex Imaging Corp. (b)	282	6,004
Veeva Systems, Inc. - Class A (b)	630	133,850
Veracyte, Inc. (b)	440	12,131
Vericel Corp. (b)	230	8,791
Vertex Pharmaceuticals, Inc. (b)	1,698	443,127
Viatris, Inc.	7,354	80,012
Vir Biotechnology, Inc. (b)	580	14,918
Waters Corp. (b)	324	100,566
West Pharmaceutical Services, Inc.	431	177,016
Y-mAbs Therapeutics, Inc. (b)	370	4,396
Zentalis Pharmaceuticals, Inc. (b)	312	14,396
Zimmer Biomet Holdings, Inc.	1,279	163,584
Zimvie, Inc. (b)	127	2,901
Zoetis, Inc.	2,846	536,727
		34,901,817
Industrials - 8.6%
3M Co.	3,468	516,316
A O Smith Corp.	716	45,745
AAON, Inc.	165	9,195
AAR Corp. (b)	300	14,529
ABM Industries, Inc.	500	23,020
ACCO Brands Corp.	825	6,600
Acuity Brands, Inc.	177	33,506
ADT, Inc.	1,652	12,539
Advanced Drainage Systems, Inc.	383	45,504
AECOM	674	51,770
Aerojet Rocketdyne Holdings, Inc. (b)	400	15,740
AeroVironment, Inc. (b)	21	1,977
AGCO Corp.	400	58,412
Air Lease Corp.	600	26,790
Air Transport Services Group, Inc. (b)	217	7,259
Alamo Group, Inc.	95	13,660
Alaska Air Group, Inc. (b)	714	41,419
Albany International Corp. - Class A	100	8,432
Alight, Inc. - Class A (b)	3,468	34,507
Allegiant Travel Co. (b)	73	11,854
Allison Transmission Holdings, Inc.	625	24,537
Altra Industrial Motion Corp.	300	11,679
AMERCO	70	41,786
Ameresco, Inc. - Class A (b)	235	18,682
American Airlines Group, Inc. (b)(c)	3,840	70,080
American Woodmark Corp. (b)	130	6,363
AMETEK, Inc.	1,339	178,328
Applied Industrial Technologies, Inc.	217	22,277
ArcBest Corp.	230	18,515
Arcosa, Inc.	273	15,629
Armstrong World Industries, Inc.	200	18,002
Array Technologies, Inc. (b)	1,342	15,124
ASGN, Inc. (b)	250	29,177
Astec Industries, Inc.	200	8,600
Atkore, Inc. (b)	312	30,713
Atlas Air Worldwide Holdings, Inc. (b)	341	29,452
Aurora Innovation, Inc. (b)	2,615	14,618
Avis Budget Group, Inc. (b)	241	63,455
Axon Enterprise, Inc. (b)	418	57,571
Barnes Group, Inc.	273	10,972
Beacon Roofing Supply, Inc. (b)	310	18,377
Boise Cascade Co.	214	14,867
Booz Allen Hamilton Holding Corp.	730	64,123
Brady Corp. - Class A	145	6,709
Builders FirstSource, Inc. (b)	1,004	64,798
BWX Technologies, Inc.	584	31,454
CACI International, Inc. - Class A (b)	135	40,670
Carlisle Cos., Inc.	293	72,055
Carrier Global Corp.	4,445	203,892
Casella Waste Systems, Inc. - Class A (b)	276	24,191
Caterpillar, Inc.	3,196	712,133
CBIZ, Inc. (b)	329	13,808
CH Robinson Worldwide, Inc.	740	79,705
ChargePoint Holdings, Inc. (b)(c)	1,053	20,934
Chart Industries, Inc. (b)(c)	173	29,716
Cintas Corp.	588	250,129
Clean Harbors, Inc. (b)	294	32,822
Colfax Corp. (b)	585	23,277
Columbus McKinnon Corp.	288	12,211
Comfort Systems USA, Inc.	255	22,698
Copart, Inc. (b)	1,417	177,791
CoreCivic, Inc. (b)	799	8,925
Cornerstone Building Brands, Inc. (b)	588	14,300
CoStar Group, Inc. (b)	2,150	143,211
Covenant Logistics Group, Inc.	100	2,153
Crane Co.	325	35,191
CSW Industrials, Inc.	113	13,288
CSX Corp.	12,066	451,872
Cummins, Inc.	884	181,317
Curtiss-Wright Corp.	224	33,636
Deere & Co.	1,806	750,321
Delta Air Lines, Inc. (b)	3,854	152,503
Deluxe Corp.	200	6,048
Donaldson Co., Inc.	545	28,302
Dover Corp.	836	131,168
Driven Brands Holdings, Inc. (b)	420	11,038
Dun & Bradstreet Holdings, Inc. (b)	1,484	26,000
DXP Enterprises, Inc. (b)	100	2,709
Dycom Industries, Inc. (b)	307	29,245
Eaton Corp. PLC	2,433	369,232
EMCOR Group, Inc.	230	25,905
Emerson Electric Co.	3,504	343,567
Encore Wire Corp.	104	11,863
Energy Recovery, Inc. (b)	500	10,070
Enerpac Tool Group Corp.	290	6,348
EnerSys	202	15,063
Ennis, Inc.	50	923
Enovix Corp. (b)	827	11,801
EnPro Industries, Inc.	118	11,532
Equifax, Inc.	754	178,773
ESCO Technologies, Inc.	200	13,984
Evoqua Water Technologies Corp. (b)	900	42,282
Expeditors International of Washington, Inc.	946	97,589
Exponent, Inc.	310	33,495
Fastenal Co.	3,378	200,653
Federal Signal Corp.	475	16,031
FedEx Corp.	1,519	351,481
Flowserve Corp.	815	29,258
Fluor Corp. (b)(c)	477	13,685
Fortive Corp.	2,193	133,619
Fortune Brands Home & Security, Inc.	640	47,539
Forward Air Corp.	101	9,876
Franklin Electric Co., Inc.	275	22,836
FTI Consulting, Inc. (b)	170	26,727
FuelCell Energy, Inc. (b)(c)	3,080	17,741
Gates Industrial Corp. PLC (b)	835	12,575
GATX Corp.	168	20,719
Generac Holdings, Inc. (b)	377	112,067
General Dynamics Corp.	1,506	363,217
General Electric Co.	6,043	552,934
Gibraltar Industries, Inc. (b)	250	10,737
Global Industrial Co.	10	322
GMS, Inc. (b)	240	11,945
Graco, Inc.	1,039	72,439
GrafTech International Ltd.	1,920	18,470
Granite Construction, Inc.	361	11,841
Griffon Corp.	260	5,208
GXO Logistics, Inc. (b)	783	55,859
H&E Equipment Services, Inc.	325	14,144
Harsco Corp. (b)	781	9,559
Hawaiian Holdings, Inc. (b)	325	6,403
Healthcare Services Group, Inc.	375	6,964
HEICO Corp.	251	38,539
HEICO Corp. - Class A	472	59,864
Helios Technologies, Inc.	150	12,038
Herc Holdings, Inc.	143	23,894
Hexcel Corp.	320	19,030
Hillenbrand, Inc.	325	14,355
HNI Corp.	100	3,705
Honeywell International, Inc.	4,098	797,389
Howmet Aerospace, Inc.	2,777	99,805
Hub Group, Inc. - Class A (b)	213	16,446
Hubbell, Inc.	318	58,439
Huntington Ingalls Industries, Inc.	249	49,661
Huron Consulting Group, Inc. (b)	200	9,162
IAA, Inc. (b)	882	33,737
ICF International, Inc.	144	13,556
IDEX Corp.	437	83,786
IES Holdings, Inc. (b)	60	2,412
Illinois Tool Works, Inc.	1,697	355,352
Ingersoll Rand, Inc.	2,087	105,080
Insperity, Inc.	190	19,080
ITT, Inc.	427	32,115
Jacobs Engineering Group, Inc.	758	104,460
JB Hunt Transport Services, Inc.	487	97,785
JELD-WEN Holding, Inc. (b)	30	608
JetBlue Airways Corp. (b)	1,750	26,163
John Bean Technologies Corp.	151	17,889
Johnson Controls International PLC	4,283	280,836
Kadant, Inc.	96	18,642
KAR Auction Services, Inc. (b)	975	17,599
KBR, Inc.	633	34,644
Kennametal, Inc.	475	13,590
Kforce, Inc.	150	11,096
Kirby Corp. (b)	300	21,657
Knight-Swift Transportation Holdings, Inc.	1,063	53,639
Korn Ferry	225	14,612
Kratos Defense & Security Solutions, Inc. (b)	1,020	20,890
L3Harris Technologies, Inc.	1,152	286,237
Landstar System, Inc.	225	33,937
Legalzoom.com, Inc. (b)	783	11,072
Leidos Holdings, Inc.	827	89,333
Lennox International, Inc.	217	55,956
Lincoln Electric Holdings, Inc.	332	45,753
Lindsay Corp.	99	15,544
Lockheed Martin Corp.	1,677	740,228
Lyft, Inc. - Class A (b)	300	11,520
ManpowerGroup, Inc.	256	24,044
ManTech International Corp. - Class A	162	13,963
Masco Corp.	1,485	75,735
MasTec, Inc. (b)	333	29,004
Matson, Inc.	175	21,109
Matthews International Corp. - Class A	100	3,236
Maxar Technologies, Inc.	232	9,155
McGrath RentCorp	172	14,617
MDU Resources Group, Inc.	1,115	29,715
Mercury Systems, Inc. (b)	400	25,780
Meritor, Inc. (b)	550	19,564
Microvast Holdings, Inc. (b)(c)	2,372	15,892
MillerKnoll, Inc.	460	15,898
Montrose Environmental Group, Inc. (b)	276	14,609
Moog, Inc. - Class A	165	14,487
MSA Safety, Inc.	228	30,256
MSC Industrial Direct Co., Inc. - Class A	245	20,876
Mueller Industries, Inc.	300	16,251
Mueller Water Products, Inc. - Class A	1,083	13,992
MYR Group, Inc. (b)	133	12,507
Nikola Corp. (b)(c)	5,933	63,542
Nordson Corp.	282	64,037
Norfolk Southern Corp.	1,480	422,126
Northrop Grumman Corp.	927	414,573
NOW, Inc. (b)	649	7,158
nVent Electric PLC	1,020	35,476
Old Dominion Freight Line, Inc.	621	185,480
Oshkosh Corp.	350	35,228
Otis Worldwide Corp.	2,600	200,070
Owens Corning	530	48,495
PACCAR, Inc.	2,111	185,916
Parker-Hannifin Corp.	753	213,671
Parsons Corp. (b)	720	27,864
Planet Labs PBC (b)(c)	2,254	11,450
Plug Power, Inc. (b)	3,440	98,418
Primoris Services Corp.	515	12,267
Proto Labs, Inc. (b)	130	6,877
Quanta Services, Inc.	846	111,342
Raytheon Technologies Corp.	9,006	892,224
RBC Bearings, Inc. (b)	145	28,113
Regal Rexnord Corp.	432	64,273
Republic Services, Inc.	1,481	196,233
Resideo Technologies, Inc. (b)	758	18,063
Resources Connection, Inc.	200	3,428
Robert Half International, Inc.	715	81,639
Rocket Lab USA, Inc. (b)(c)	4,835	38,922
Rockwell Automation, Inc.	706	197,701
Rollins, Inc.	1,797	62,985
Roper Technologies, Inc.	616	290,894
Rush Enterprises, Inc. - Class A	112	5,702
Ryder System, Inc.	243	19,277
Saia, Inc. (b)	186	45,351
Science Applications International Corp.	340	31,338
Shoals Technologies Group, Inc. - Class A (b)	700	11,928
Simpson Manufacturing Co., Inc.	177	19,300
SiteOne Landscape Supply, Inc. (b)	230	37,189
SkyWest, Inc. (b)	375	10,819
Snap-on, Inc.	311	63,904
Southwest Airlines Co. (b)	3,221	147,522
Spirit AeroSystems Holdings, Inc. - Class A	700	34,223
Spirit Airlines, Inc. (b)	540	11,810
SPX Corp. (b)	312	15,416
SPX FLOW, Inc.	159	13,709
Standex International Corp.	50	4,996
Stanley Black & Decker, Inc.	992	138,672
Stericycle, Inc. (b)	357	21,034
Sunrun, Inc. (b)	1,120	34,014
Tennant Co.	167	13,160
Terex Corp.	546	19,470
Tetra Tech, Inc.	321	52,946
Textainer Group Holdings Ltd.	332	12,639
Textron, Inc.	1,115	82,934
The Boeing Co. (b)	3,574	684,421
The Brink's Co. (c)	291	19,788
The Gorman-Rupp Co.	182	6,530
The Greenbrier Cos., Inc.	200	10,302
The Manitowoc Co., Inc. (b)	268	4,041
The Middleby Corp. (b)	290	47,543
The Shyft Group, Inc.	75	2,708
The Timken Co.	375	22,763
The Toro Co.	634	54,201
TransDigm Group, Inc. (b)	298	194,159
TransUnion	1,139	117,704
Trex Co., Inc. (b)	600	39,198
TriNet Group, Inc. (b)	361	35,508
Trinity Industries, Inc.	569	19,551
Triumph Group, Inc. (b)	196	4,955
TrueBlue, Inc. (b)	300	8,667
Tutor Perini Corp. (b)	200	2,160
Uber Technologies, Inc. (b)	12,095	431,550
UFP Industries, Inc.	399	30,787
UniFirst Corp.	86	15,848
Union Pacific Corp.	3,786	1,034,373
United Airlines Holdings, Inc. (b)	2,001	92,766
United Parcel Service, Inc. - Class B	4,117	882,932
United Rentals, Inc. (b)	459	163,041
Univar Solutions, Inc. (b)	1,008	32,397
Upwork, Inc. (b)	512	11,899
US Ecology, Inc. (b)	200	9,576
Valmont Industries, Inc.	101	24,099
Verisk Analytics, Inc.	982	210,767
Veritiv Corp. (b)	97	12,958
Viad Corp. (b)	100	3,564
Vicor Corp. (b)	165	11,641
Wabash National Corp.	50	742
Waste Management, Inc.	2,525	400,213
Watsco, Inc.	164	49,961
Watts Water Technologies, Inc. - Class A	120	16,751
Welbilt, Inc. (b)	1,075	25,531
Werner Enterprises, Inc.	250	10,250
WESCO International, Inc. (b)	221	28,761
Westinghouse Air Brake Technologies Corp.	1,126	108,287
WillScot Mobile Mini Holdings Corp. (b)	976	38,191
Woodward, Inc.	358	44,718
WW Grainger, Inc.	290	149,579
XPO Logistics, Inc. (b)	535	38,948
Xylem, Inc.	1,097	93,530
Zurn Water Solutions Corp.	730	25,842
		23,360,541
Information Technology - 26.0%
3D Systems Corp. (b)	848	14,145
8x8, Inc. (b)	230	2,896
ACI Worldwide, Inc. (b)	560	17,634
Adobe, Inc. (b)	2,909	1,325,399
Advanced Energy Industries, Inc.	154	13,256
Advanced Micro Devices, Inc. (b)	9,491	1,037,746
Affirm Holdings, Inc. (b)(c)	217	10,043
Akamai Technologies, Inc. (b)	1,019	121,658
Alarm.com Holdings, Inc. (b)	170	11,298
Allegro MicroSystems, Inc. (b)	447	12,695
Alliance Data Systems Corp.	330	18,529
Alpha & Omega Semiconductor Ltd. (b)	325	17,761
Alteryx, Inc. - Class A (b)	40	2,861
Ambarella, Inc. (b)	277	29,063
Amkor Technology, Inc.	1,050	22,806
Amphenol Corp. - Class A	3,400	256,190
Amplitude, Inc. - Class A (b)	314	5,787
Analog Devices, Inc.	3,238	534,853
Anaplan, Inc. (b)	991	64,465
ANSYS, Inc. (b)	543	172,484
Appfolio, Inc. - Class A (b)	110	12,453
Apple, Inc.	99,766	17,420,141
Applied Materials, Inc.	5,491	723,714
AppLovin Corp. - Class A (b)	550	30,288
Arista Networks, Inc. (b)	1,534	213,195
Arrow Electronics, Inc. (b)	400	47,452
Asana, Inc. - Class A (b)(c)	201	8,034
Aspen Technology, Inc. (b)	325	53,745
Autodesk, Inc. (b)	1,307	280,155
Automatic Data Processing, Inc.	2,565	583,640
Avalara, Inc. (b)	480	47,765
Avaya Holdings Corp. (b)	898	11,378
Avid Technology, Inc. (b)	409	14,262
Avnet, Inc.	697	28,291
Axcelis Technologies, Inc. (b)	183	13,822
Azenta, Inc.	446	36,964
Badger Meter, Inc.	168	16,751
Belden, Inc.	329	18,227
Benchmark Electronics, Inc.	325	8,138
Bill.com Holdings, Inc. (b)	562	127,456
Black Knight, Inc. (b)	802	46,508
Blackbaud, Inc. (b)	200	11,974
Blackline, Inc. (b)	240	17,573
Block, Inc. (b)	2,324	315,134
Bottomline Technologies, Inc. (b)	145	8,219
Box, Inc. - Class A (b)	708	20,574
Broadcom, Inc.	2,003	1,261,249
Broadridge Financial Solutions, Inc.	715	111,333
Cadence Design Systems, Inc. (b)	1,733	285,009
Calix, Inc. (b)	426	18,280
CDK Global, Inc.	520	25,314
CDW Corp.	926	165,652
Cerence, Inc. (b)	271	9,783
Ceridian HCM Holding, Inc. (b)	720	49,219
Ciena Corp. (b)	997	60,448
Cirrus Logic, Inc. (b)	292	24,759
Cisco Systems, Inc.	25,647	1,430,077
Citrix Systems, Inc.	668	67,401
Cloudflare, Inc. - Class A (b)	344	41,177
CMC Materials, Inc.	140	25,956
Cognex Corp.	1,101	84,942
Cognizant Technology Solutions Corp. - Class A	3,189	285,958
Coherent, Inc. (b)	105	28,703
Cohu, Inc. (b)	398	11,781
CommScope Holding Co., Inc. (b)	1,150	9,062
CommVault Systems, Inc. (b)	176	11,678
Comtech Telecommunications Corp.	100	1,569
Concentrix Corp.	165	27,482
Confluent, Inc. - Class A (b)	226	9,266
Consensus Cloud Solutions, Inc. (b)	108	6,494
Corning, Inc.	4,997	184,439
Coupa Software, Inc. (b)	442	44,920
Crowdstrike Holdings, Inc. - Class A (b)	170	38,604
CSG Systems International, Inc.	78	4,958
CTS Corp.	100	3,534
Datadog, Inc. - Class A (b)	200	30,294
Datto Holding Corp. (b)	1,696	45,317
Dell Technologies, Inc. - Class C (b)	1,300	65,247
DigitalOcean Holdings, Inc. (b)	301	17,413
Diodes, Inc. (b)	300	26,097
DocuSign, Inc. (b)	1,290	138,185
Dolby Laboratories, Inc. - Class A	300	23,466
DoubleVerify Holdings, Inc. (b)	1,120	28,190
Duck Creek Technologies, Inc. (b)	500	11,060
DXC Technology Co. (b)	1,118	36,480
Dynatrace, Inc. (b)	1,180	55,578
Ebix, Inc.	31	1,028
eGain Corp. (b)	150	1,737
Embark Technology, Inc. (b)(c)	2,706	15,938
Enphase Energy, Inc. (b)	894	180,391
Entegris, Inc.	778	102,120
Envestnet, Inc. (b)	375	27,915
EPAM Systems, Inc. (b)	358	106,186
ePlus, Inc. (b)	280	15,697
Euronet Worldwide, Inc. (b)	349	45,422
Everbridge, Inc. (b)	190	8,292
ExlService Holdings, Inc. (b)	210	30,087
Extreme Networks, Inc. (b)	1,036	12,650
F5, Inc. (b)	377	78,774
Fair Isaac Corp. (b)	172	80,231
Fidelity National Information Services, Inc.	3,703	371,855
First Solar, Inc. (b)	522	43,712
Fiserv, Inc. (b)	3,509	355,813
Five9, Inc. (b)	400	44,160
FleetCor Technologies, Inc. (b)	492	122,538
FormFactor, Inc. (b)	480	20,174
Fortinet, Inc. (b)	785	268,266
Gartner, Inc. (b)	500	148,730
Genpact Ltd.	831	36,157
Global Payments, Inc.	1,653	226,197
GLOBALFOUNDRIES, Inc. (b)(c)	403	25,155
GoDaddy, Inc. - Class A (b)	350	29,295
Guidewire Software, Inc. (b)	490	46,364
HashiCorp, Inc. - Class A (b)	198	10,692
Hewlett Packard Enterprise Co.	7,924	132,410
HP, Inc.	6,935	251,741
HubSpot, Inc. (b)	260	123,484
II-VI, Inc. (b)	541	39,217
Impinj, Inc. (b)	186	11,818
Infinera Corp. (b)	600	5,202
Insight Enterprises, Inc. (b)	200	21,464
Intel Corp.	24,731	1,225,668
InterDigital, Inc.	246	15,695
International Business Machines Corp.	5,339	694,177
Intuit, Inc.	1,686	810,696
IonQ, Inc. (b)(c)	590	7,528
IPG Photonics Corp. (b)	281	30,843
Itron, Inc. (b)	200	10,536
Jabil, Inc.	769	47,470
Jack Henry & Associates, Inc.	453	89,264
Jamf Holding Corp. (b)	602	20,956
JFrog Ltd. (b)	480	12,936
Juniper Networks, Inc.	1,776	65,996
Keysight Technologies, Inc. (b)	1,125	177,716
KLA Corp.	874	319,936
Knowles Corp. (b)	458	9,861
Kulicke & Soffa Industries, Inc.	674	37,757
Kyndryl Holdings, Inc. (b)	1,003	13,159
Lam Research Corp.	856	460,194
Lattice Semiconductor Corp. (b)	732	44,615
Littelfuse, Inc.	118	29,430
LivePerson, Inc. (b)	130	3,175
LiveRamp Holdings, Inc. (b)	881	32,941
Lumentum Holdings, Inc. (b)	424	41,382
MACOM Technology Solutions Holdings, Inc. (b)	345	20,655
Mandiant, Inc. (b)	1,048	23,381
Manhattan Associates, Inc. (b)	350	48,549
Marvell Technology, Inc.	4,289	307,564
Mastercard, Inc. - Class A	5,354	1,913,413
Matterport, Inc. (b)(c)	1,197	9,720
Maximus, Inc.	425	31,854
MaxLinear, Inc. (b)	475	27,716
Methode Electronics, Inc.	100	4,325
Microchip Technology, Inc.	3,277	246,234
Micron Technology, Inc.	6,763	526,770
Microsoft Corp.	44,214	13,631,618
MicroStrategy, Inc. - Class A (b)(c)	60	29,179
Mirion Technologies, Inc. (b)	7,572	61,106
Mitek Systems, Inc. (b)	420	6,161
MKS Instruments, Inc.	300	45,000
Momentive Global, Inc. (b)	363	5,902
Monolithic Power Systems, Inc.	270	131,134
Motorola Solutions, Inc.	923	223,551
National Instruments Corp.	495	20,092
nCino, Inc. (b)	330	13,523
NCR Corp. (b)	640	25,722
NetApp, Inc.	1,098	91,134
NETGEAR, Inc. (b)	50	1,234
Netlist, Inc. (b)	2,695	14,607
NetScout Systems, Inc. (b)	295	9,464
New Relic, Inc. (b)	230	15,382
NortonLifeLock, Inc.	3,313	87,861
Novanta, Inc. (b)	220	31,304
Nutanix, Inc. - Class A (b)	470	12,605
NVIDIA Corp.	14,882	4,060,703
Okta, Inc. (b)	260	39,250
ON Semiconductor Corp. (b)	2,510	157,151
Onto Innovation, Inc. (b)	350	30,412
Oracle Corp.	10,149	839,627
OSI Systems, Inc. (b)	100	8,512
PagerDuty, Inc. (b)	620	21,198
Palantir Technologies, Inc. - Class A (b)	1,660	22,792
Palo Alto Networks, Inc. (b)	614	382,221
PAR Technology Corp. (b)	100	4,034
Paychex, Inc.	1,939	264,615
Paycom Software, Inc. (b)	348	120,540
Paylocity Holding Corp. (b)	213	43,829
Payoneer Global, Inc. (b)	2,683	11,966
PayPal Holdings, Inc. (b)	7,070	817,646
Pegasystems, Inc.	300	24,195
Perficient, Inc. (b)	167	18,385
Ping Identity Holding Corp. (b)	625	17,144
Plantronics, Inc. (b)	300	11,820
Plexus Corp. (b)	184	15,053
Power Integrations, Inc.	280	25,950
Procore Technologies, Inc. (b)	428	24,807
Progress Software Corp.	200	9,418
PROS Holdings, Inc. (b)	300	9,993
PTC, Inc. (b)	663	71,418
Pure Storage, Inc. - Class A (b)	664	23,446
Q2 Holdings, Inc. (b)	240	14,796
Qorvo, Inc. (b)	663	82,278
QUALCOMM, Inc.	6,811	1,040,857
Qualtrics International, Inc. - Class A (b)	532	15,189
Qualys, Inc. (b)	201	28,624
Rambus, Inc. (b)	500	15,945
Rapid7, Inc. (b)	364	40,491
RingCentral, Inc. - Class A (b)	260	30,475
Riot Blockchain, Inc. (b)(c)	1,173	24,832
Rogers Corp. (b)	57	15,487
Sabre Corp. (b)	1,400	16,002
Sailpoint Technologies Holdings, Inc. (b)	630	32,243
salesforce.com, Inc. (b)	5,858	1,243,771
Sanmina Corp. (b)	333	13,460
SecureWorks Corp. - Class A (b)	984	13,038
Semtech Corp. (b)	300	20,802
SentinelOne, Inc. - Class A (b)	375	14,528
ServiceNow, Inc. (b)	1,184	659,358
Silicon Laboratories, Inc. (b)	160	24,032
SiTime Corp. (b)	107	26,517
Skyworks Solutions, Inc.	959	127,816
SMART Global Holdings, Inc. (b)	454	11,727
Snowflake, Inc. - Class A (b)	247	56,595
Splunk, Inc. (b)	984	146,232
SPS Commerce, Inc. (b)	200	26,240
Squarespace, Inc. - Class A (b)(c)	680	17,422
SS&C Technologies Holdings, Inc.	1,497	112,305
Sumo Logic, Inc. (b)	1,120	13,070
SunPower Corp. (b)(c)	450	9,666
Synaptics, Inc. (b)	208	41,496
Synopsys, Inc. (b)	1,000	333,270
TD SYNNEX Corp.	524	54,082
Teledyne Technologies, Inc. (b)	260	122,884
Tenable Holdings, Inc. (b)	490	28,317
Teradata Corp. (b)	534	26,321
Teradyne, Inc.	981	115,984
Texas Instruments, Inc.	5,616	1,030,424
The Trade Desk, Inc. - Class A (b)	1,800	124,650
The Western Union Co.	2,353	44,095
Trimble, Inc. (b)	1,394	100,563
TTEC Holdings, Inc.	160	13,203
TTM Technologies, Inc. (b)	488	7,232
Twilio, Inc. - Class A (b)	450	74,165
Tyler Technologies, Inc. (b)	275	122,345
Ubiquiti, Inc. (c)	53	15,431
Ultra Clean Holdings, Inc. (b)	410	17,380
Unisys Corp. (b)	427	9,227
Unity Software, Inc. (b)	1,271	126,096
Universal Display Corp.	270	45,077
Varonis Systems, Inc. (b)	450	21,393
Veeco Instruments, Inc. (b)	400	10,876
Verint Systems, Inc. (b)	375	19,388
VeriSign, Inc. (b)	576	128,137
Verra Mobility Corp. (b)	693	11,282
Viasat, Inc. (b)	350	17,080
Viavi Solutions, Inc. (b)	1,328	21,354
Visa, Inc. - Class A	10,759	2,386,023
Vishay Intertechnology, Inc.	806	15,798
Vishay Precision Group, Inc. (b)	129	4,147
VMware, Inc. - Class A	996	113,415
Vonage Holdings Corp. (b)	1,425	28,913
Vontier Corp.	1,074	27,269
Western Digital Corp. (b)	1,895	94,087
WEX, Inc. (b)	214	38,188
Wolfspeed, Inc. (b)	445	50,668
Workday, Inc. - Class A (b)	603	144,394
Workiva, Inc. (b)	210	24,780
Xerox Holdings Corp.	828	16,701
Xperi Holding Corp.	799	13,839
Zebra Technologies Corp. - Class A (b)	340	140,658
Zendesk, Inc. (b)	700	84,203
Zoom Video Communications, Inc. - Class A (b)	170	19,929
Zscaler, Inc. (b)	580	139,942
		70,468,028
Materials - 2.4%
Air Products and Chemicals, Inc.	1,333	333,130
Albemarle Corp.	735	162,545
Alcoa Corp.	1,163	104,705
Allegheny Technologies, Inc. (b)	777	20,855
Alpha Metallurgical Resources, Inc. (b)	154	20,322
Amyris, Inc. (b)	2,120	9,243
AptarGroup, Inc.	286	33,605
Arconic Corp. (b)	394	10,094
Ashland Global Holdings, Inc.	361	35,526
Avery Dennison Corp.	440	76,547
Avient Corp.	483	23,184
Axalta Coating Systems Ltd. (b)	675	16,592
Balchem Corp.	201	27,477
Ball Corp.	1,984	178,560
Berry Global Group, Inc. (b)	755	43,760
Cabot Corp.	400	27,364
Carpenter Technology Corp.	200	8,396
Celanese Corp.	645	92,151
CF Industries Holdings, Inc.	1,167	120,271
Clearwater Paper Corp. (b)	130	3,644
Cleveland-Cliffs, Inc. (b)	2,588	83,359
Coeur Mining, Inc. (b)	2,448	10,894
Commercial Metals Co.	775	32,255
Compass Minerals International, Inc.	100	6,279
Corteva, Inc.	4,517	259,637
Crown Holdings, Inc.	739	92,442
Dow, Inc.	4,522	288,142
DuPont de Nemours, Inc.	3,100	228,098
Eagle Materials, Inc.	244	31,320
Eastman Chemical Co.	726	81,356
Ecolab, Inc.	1,611	284,438
Ferro Corp. (b)	575	12,500
Ferroglobe Representation & Warranty Insurance Trust (b)(d)(e)	500	–
FMC Corp.	665	87,494
Freeport-McMoRan, Inc.	8,927	444,029
GCP Applied Technologies, Inc. (b)	411	12,914
Ginkgo Bioworks Holdings, Inc. (b)	9,343	37,652
Glatfelter Corp.	325	4,023
Graphic Packaging Holding Co.	2,001	40,100
Hawkins, Inc.	7	321
HB Fuller Co.	333	22,001
Hecla Mining Co.	4,180	27,463
Huntsman Corp.	1,302	48,838
Ingevity Corp. (b)	289	18,516
Innospec, Inc.	495	45,812
International Flavors & Fragrances, Inc.	1,519	199,490
International Paper Co.	2,033	93,823
Kaiser Aluminum Corp.	118	11,111
Livent Corp. (b)	818	21,325
Louisiana-Pacific Corp.	422	26,215
Martin Marietta Materials, Inc.	363	139,715
Materion Corp.	151	12,947
Minerals Technologies, Inc.	250	16,538
MP Materials Corp. (b)(c)	807	46,273
Myers Industries, Inc.	200	4,320
Neenah, Inc.	120	4,759
NewMarket Corp.	42	13,624
Newmont Corp.	4,847	385,094
Nucor Corp.	1,555	231,151
O-I Glass, Inc. (b)	938	12,363
Olin Corp.	837	43,758
Packaging Corp. of America	487	76,026
PPG Industries, Inc.	1,444	189,265
Quaker Chemical Corp.	38	6,567
Reliance Steel & Aluminum Co.	341	62,522
Royal Gold, Inc.	341	48,176
RPM International, Inc.	710	57,822
Sealed Air Corp.	884	59,193
Sensient Technologies Corp.	230	19,309
Silgan Holdings, Inc.	400	18,492
Sonoco Products Co.	552	34,533
Southern Copper Corp.	537	40,758
Steel Dynamics, Inc.	1,242	103,620
Stepan Co.	148	14,624
Summit Materials, Inc. - Class A (b)	571	17,735
Sylvamo Corp. (b)	156	5,192
The Chemours Co.	824	25,940
The Mosaic Co.	2,198	146,167
The Scotts Miracle-Gro Co.	175	21,518
The Sherwin-Williams Co.	1,544	385,413
TimkenSteel Corp. (b)	400	8,752
TriMas Corp.	402	12,900
United States Steel Corp.	1,480	55,855
Valvoline, Inc.	1,192	37,620
Vulcan Materials Co.	793	145,674
Warrior Met Coal, Inc.	432	16,032
Westlake Corp.	212	26,161
Westrock Co.	1,534	72,144
Worthington Industries, Inc.	225	11,567
		6,529,937
Real Estate - 3.7%
Acadia Realty Trust	676	14,649
Agree Realty Corp.	300	19,908
Alexander & Baldwin, Inc.	213	4,939
Alexandria Real Estate Equities, Inc.	987	198,634
American Assets Trust, Inc.	425	16,103
American Campus Communities, Inc.	982	54,963
American Homes 4 Rent - Class A	2,041	81,701
American Tower Corp.	2,770	695,879
Americold Realty Trust	1,800	50,184
Apartment Income REIT Corp.	1,075	57,470
Apartment Investment and Management Co. - Class A (b)	826	6,046
Apple Hospitality REIT, Inc.	1,244	22,355
AvalonBay Communities, Inc.	876	217,572
Boston Properties, Inc.	923	118,882
Brandywine Realty Trust	1,413	19,980
Brixmor Property Group, Inc.	1,930	49,813
Camden Property Trust	654	108,695
CareTrust REIT, Inc.	403	7,778
CBRE Group, Inc. - Class A (b)	2,027	185,511
Centerspace	138	13,541
Chatham Lodging Trust (b)	425	5,861
Corporate Office Properties Trust	850	24,259
Cousins Properties, Inc.	839	33,803
Crown Castle International Corp.	2,628	485,129
CubeSmart	1,418	73,779
DiamondRock Hospitality Co. (b)	1,727	17,443
Digital Realty Trust, Inc.	1,809	256,516
DigitalBridge Group, Inc. (b)	3,055	21,996
Douglas Elliman, Inc.	469	3,424
Douglas Emmett, Inc.	1,300	43,446
Duke Realty Corp.	2,449	142,189
Easterly Government Properties, Inc. (c)	627	13,255
EastGroup Properties, Inc.	262	53,259
Empire State Realty Trust, Inc. - Class A	1,364	13,395
EPR Properties	422	23,088
Equinix, Inc.	577	427,915
Equity Commonwealth (b)	847	23,894
Equity LifeStyle Properties, Inc.	1,178	90,093
Equity Residential	2,236	201,061
Essential Properties Realty Trust, Inc.	830	20,999
Essex Property Trust, Inc.	423	146,138
eXp World Holdings, Inc.	540	11,432
Extra Space Storage, Inc.	878	180,517
Federal Realty Investment Trust	414	50,537
First Industrial Realty Trust, Inc.	727	45,009
Four Corners Property Trust, Inc.	497	13,439
Franklin Street Properties Corp.	950	5,605
Gaming and Leisure Properties, Inc.	1,154	54,157
Getty Realty Corp.	402	11,505
Global Net Lease, Inc.	259	4,074
Healthcare Realty Trust, Inc.	875	24,045
Healthcare Trust of America, Inc. - Class A	1,448	45,380
Healthpeak Properties, Inc.	3,463	118,885
Highwoods Properties, Inc.	800	36,592
Host Hotels & Resorts, Inc.	4,834	93,925
Hudson Pacific Properties, Inc.	815	22,616
Independence Realty Trust, Inc.	405	10,708
Industrial Logistics Properties Trust	175	3,967
Innovative Industrial Properties, Inc.	150	30,810
Invitation Homes, Inc.	4,950	198,891
Iron Mountain, Inc.	1,544	85,553
iStar, Inc. (c)	512	11,986
JBG SMITH Properties	764	22,324
Jones Lang LaSalle, Inc. (b)	296	70,880
Kennedy-Wilson Holdings, Inc.	925	22,561
Kilroy Realty Corp.	620	47,380
Kimco Realty Corp.	3,900	96,330
Kite Realty Group Trust	1,402	31,924
Lamar Advertising Co. - Class A	400	46,472
Life Storage, Inc.	492	69,092
LTC Properties, Inc.	379	14,580
LXP Industrial Trust	1,125	17,663
Marcus & Millichap, Inc.	272	14,329
Medical Properties Trust, Inc.	3,590	75,893
Mid-America Apartment Communities, Inc.	752	157,506
National Health Investors, Inc.	325	19,178
National Retail Properties, Inc.	1,163	52,265
National Storage Affiliates Trust	580	36,401
Newmark Group, Inc. - Class A	765	12,179
NexPoint Residential Trust, Inc.	152	13,727
Office Properties Income Trust	228	5,866
Omega Healthcare Investors, Inc.	1,749	54,499
Opendoor Technologies, Inc. (b)	2,468	21,348
Orion Office REIT, Inc.	291	4,074
Outfront Media, Inc.	1,026	29,169
Paramount Group, Inc.	430	4,691
Park Hotels & Resorts, Inc.	982	19,178
Pebblebrook Hotel Trust	664	16,255
Physicians Realty Trust	900	15,786
Piedmont Office Realty Trust, Inc. - Class A	1,084	18,666
PotlatchDeltic Corp.	298	15,714
Preferred Apartment Communities, Inc.	864	21,548
Prologis, Inc.	4,733	764,285
PS Business Parks, Inc.	103	17,312
Public Storage	1,010	394,183
Rayonier, Inc.	487	20,025
Realty Income Corp.	3,715	257,450
Redfin Corp. (b)	630	11,365
Regency Centers Corp.	1,024	73,052
Retail Opportunity Investments Corp.	725	14,058
Rexford Industrial Realty, Inc.	860	64,147
RLJ Lodging Trust	1,430	20,134
RPT Realty	1,021	14,059
Ryman Hospitality Properties, Inc. (b)	353	32,748
Sabra Health Care REIT, Inc.	1,436	21,382
Safehold, Inc.	201	11,145
SBA Communications Corp.	704	242,246
Service Properties Trust	1,325	11,700
Simon Property Group, Inc.	1,973	259,568
SITE Centers Corp.	1,545	25,817
SL Green Realty Corp. (c)	357	28,981
Spirit MTA REIT (b)(d)(e)	300	80
Spirit Realty Capital, Inc.	600	27,612
STAG Industrial, Inc.	1,140	47,139
STORE Capital Corp.	1,295	37,853
Summit Hotel Properties, Inc. (b)	975	9,711
Sun Communities, Inc.	765	134,097
Sunstone Hotel Investors, Inc. (b)	940	11,073
Tanger Factory Outlet Centers, Inc.	756	12,996
Tejon Ranch Co. (b)	50	913
Terreno Realty Corp.	399	29,546
The Howard Hughes Corp. (b)	321	33,259
The Macerich Co.	1,517	23,726
The St Joe Co.	268	15,876
UDR, Inc.	1,888	108,315
UMH Properties, Inc.	561	13,795
Uniti Group, Inc.	1,228	16,897
Urban Edge Properties	811	15,490
Ventas, Inc.	2,508	154,894
Veris Residential, Inc. (b)	725	12,608
VICI Properties, Inc.	4,040	114,978
Vornado Realty Trust	1,148	52,027
Washington Real Estate Investment Trust	425	10,838
Welltower, Inc.	2,725	261,982
Weyerhaeuser Co.	4,137	156,792
WP Carey, Inc.	1,175	94,987
Xenia Hotels & Resorts, Inc. (b)	900	17,361
Zillow Group, Inc. - Class A (b)	352	16,977
Zillow Group, Inc. - Class C (b)	1,001	49,339
		9,937,474
Utilities - 2.6%
ALLETE, Inc.	135	9,042
Alliant Energy Corp.	1,457	91,033
Ameren Corp.	1,440	135,014
American Electric Power Co., Inc.	3,005	299,809
American States Water Co.	220	19,584
American Water Works Co., Inc.	1,130	187,049
Atmos Energy Corp.	829	99,057
Avangrid, Inc. (c)	530	24,772
Avista Corp.	463	20,904
Black Hills Corp.	420	32,348
California Water Service Group	191	11,323
CenterPoint Energy, Inc.	3,546	108,649
Chesapeake Utilities Corp.	102	14,052
Clearway Energy, Inc. - Class A	431	14,361
Clearway Energy, Inc. - Class C	763	27,857
CMS Energy Corp.	1,731	121,066
Consolidated Edison, Inc.	2,138	202,426
Constellation Energy Corp.	1,674	94,163
Dominion Energy, Inc.	4,925	418,477
DTE Energy Co.	1,009	133,400
Duke Energy Corp.	4,635	517,544
Edison International	2,277	159,618
Entergy Corp.	1,120	130,760
Essential Utilities, Inc.	1,206	61,663
Evergy, Inc.	1,289	88,090
Eversource Energy	1,962	173,029
Exelon Corp.	5,617	267,538
FirstEnergy Corp.	3,289	150,834
IDACORP, Inc.	313	36,108
MGE Energy, Inc.	150	11,969
Middlesex Water Co.	136	14,303
National Fuel Gas Co.	530	36,411
New Jersey Resources Corp.	440	20,178
NextEra Energy, Inc.	11,944	1,011,776
NiSource, Inc.	2,199	69,928
Northwest Natural Holding Co.	300	15,516
NorthWestern Corp.	330	19,962
NRG Energy, Inc.	1,512	58,000
OGE Energy Corp.	1,175	47,917
ONE Gas, Inc.	287	25,325
Ormat Technologies, Inc.	298	24,385
Otter Tail Corp.	350	21,875
PG&E Corp. (b)	8,103	96,750
Pinnacle West Capital Corp.	716	55,920
PNM Resources, Inc.	480	22,882
Portland General Electric Co.	500	27,575
PPL Corp.	4,483	128,034
Public Service Enterprise Group, Inc.	3,032	212,240
Sempra Energy	1,633	274,540
SJW Group	180	12,524
South Jersey Industries, Inc.	430	14,857
Southwest Gas Holdings, Inc.	325	25,444
Spire, Inc.	350	25,116
Sunnova Energy International, Inc. (b)	690	15,911
The AES Corp.	3,747	96,410
The Southern Co.	6,267	454,420
UGI Corp.	1,205	43,645
Vistra Corp.	3,146	73,145
WEC Energy Group, Inc.	1,786	178,261
Xcel Energy, Inc.	2,871	207,200
		6,991,989
Total Common Stocks (Cost $83,389,798)		263,522,657

Total Investments at Value - 97.2% (Cost $83,389,798)		263,522,657
Other Assets in Excess of Liabilities - 2.8%		7,559,102
Net Assets - 100.0%		$271,081,759

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at March 31, 2022. The total market value of securities on loan at March 31, 2022, was $1,857,920.
(d)	Illiquid security. The total value of such securities is $80 as of March 31, 2022, representing 0.0% of net assets.
(e)
Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $80 as of March 31, 2022, representing 0.0% of net assets.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

WILSHIRE 5000 INDEXSM FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Fund's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2022, there have been no significant changes to the Fund’s fair value methodologies.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Wilshire 5000 IndexSM Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$263,522,577	$-	$80	*	$263,522,657
Total	$263,522,577	$-	$80		$263,522,657

* Includes securities that have been fair valued at $0.

Refer to the Fund’s Schedule of Investments for a listing of the securities by industry or sector type. Wilshire 5000 IndexSM Fund held common stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $80. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Fund has over 1% of Level 3 investments.